UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (check only one.):  [   ] is a restatement.
				            [   ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:	Buchanan, Parker Asset Management("BPAM")/Parker
Buchanan Asset Management("PBAM")

	200 Park Avenue
	Suite 3300
	New York, NY  10166

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Donald A. Parker
Title:		General Partner
Phone:		(212) 692-3621
Signature, Place, and Date of Signing:

Donald A. Parker	       New York, New York		May 6, 1999


Report Type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:		none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers			0

Form 13F Information Table Entry Total:		40

Form 13F Information Table Value Total:		229,986 (x 1,000)

List of Other Included Managers:

NONE
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Form  13F


3/31/99












Reporting Manager: Buchanan Parker Asset Management("BPAM")/Parker Buchanan
Asset
Management("PBAM")*



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6
Item 7

Item 8








Voting Authority
Name of Issuer
Title
Of
Class
Cusip
Number
Value
(x$1000)
Shares of
Principal
Amount
Investment
Discretion
Managers
sole
(A)
shared
(B)
none
(C)










Agribrands International Inc
COM
00849R105
3,373
102,600
SOLE
BPAM/PBAM
102,600


AK Steel Holding Corp
COM
001547108
10,646
471,858
SOLE
BPAM/PBAM
471,858


Allied Products Corp
COM
019411107
1,083
360,857
SOLE
BPAM/PBAM
360,857


Aviall Inc.
COM
05366B102
12,614
813,800
SOLE
BPAM/PBAM
813,800


Beckman Coulter Inc
COM
075811109
13,908
314,312
SOLE
BPAM/PBAM
314,312


Chemfirst Inc
COM
16361A106
21,729
924,629
SOLE
BPAM/PBAM
924,629


Cohoes Bancorp Inc
OTC EQ
192513109
105
10,083
SOLE
BPAM/PBAM
10,083


Commercial Federal Corp.
COM
201647104
6,949
299,700
SOLE
BPAM/PBAM
299,700


Cytec Industries
COM
232820100
5,908
264,775
SOLE
BPAM/PBAM
264,775


Fred Meyer Inc
COM
592907109
10,684
181,465
SOLE
BPAM/PBAM
181,465


First Union Corp
COM
337358105
463
8,658
SOLE
BPAM/PBAM
8,658


Greyhound Lines Inc
COM
398048108
540
83,090
SOLE
BPAM/PBAM
83,090


Hasbro Inc
COM
418056107
467
16,132
SOLE
BPAM/PBAM
16,132


ISB Financial Corp
COM
450091103
4,818
265,800
SOLE
BPAM/PBAM
265,800


Knoll Inc
COM
498904101
10,091
409,800
SOLE
BPAM/PBAM
409,800


Littelfuse Inc
OTC EQ
537008104
7,562
411,550
SOLE
BPAM/PBAM
411,550


A Wts Littelfuse Inc
OTC EQ
537008120
905
73,880
SOLE
BPAM/PBAM
73,880


Mascotech Inc
COM
574670105
8,218
435,515
SOLE
BPAM/PBAM
435,515


Meritor Automotive Inc
COM
59000G100
10,743
693,110
SOLE
BPAM/PBAM
693,110


Midas Inc
COM
595626102
9,625
288,390
SOLE
BPAM/PBAM
288,390


Morton International Corp
COM
619335102
13,598
370,000
SOLE
BPAM/PBAM
370,000


Newell Rubbermaid Inc
COM
651229106
14,932
302,425
SOLE
BPAM/PBAM
302,425


Ocean Financial Corp
OTC EQ
674904107
288
20,000
SOLE
BPAM/PBAM
20,000


Olin Corp
COM
680665205
1,908
189,600
SOLE
BPAM/PBAM
189,600


Omega Protein Corp
COM
68210P107
972
152,500
SOLE
BPAM/PBAM
152,500


Payless Shoesource
COM
704379106
698
15,000
SOLE
BPAM/PBAM
15,000


Pierce Leahy Corp
COM
720722107
798
32,100
SOLE
BPAM/PBAM
32,100


Presley Companies-DEL
COM
741030100
13
21,275
SOLE
BPAM/PBAM
21,275


Prime Retail Inc
COM
741570105
5,401
617,200
SOLE
BPAM/PBAM
617,200


Prime Retail Inc Pfd Con Ser B
PFD
741570303
2,771
173,200
SOLE
BPAM/PBAM
173,200


RH Donnelley Corp
COM
74955W109
9,909
641,863
SOLE
BPAM/PBAM
641,863


Robbins & Meyer Inc
COM
770196103
1,785
102,756
SOLE
BPAM/PBAM
102,756


South Jersey Financial
OTC EQ
838493104
1,840
160,900
SOLE
BPAM/PBAM
160,900


Stride Rite Corp
COM
863314100
12,784
1,043,610
SOLE
BPAM/PBAM
1,043,610


The Topps Co Inc
OTC EQ
890786106
4,738
1,082,970
SOLE
BPAM/PBAM
1,082,970


Unifi Inc
COM
904677101
7,204
565,000
SOLE
BPAM/PBAM
565,000


US Can Corp
COM
90328W105
581
39,400
SOLE
BPAM/PBAM
39,400


UCBH Holdings Inc
OTC EQ
90262T308
4,341
315,700
SOLE
BPAM/PBAM
315,700


VWR Scientific Products Corp
OTC EQ
918435108
7,189
319,500
SOLE
BPAM/PBAM
319,500


Whittaker Corp
COM
966680407
1,178
53,700
SOLE
BPAM/PBAM
53,700












Aggregate Column Total
229,986
















* Buchanan Parker Asset Management and Parker Buchanan Asset Management are general partnerships whose principals are identical and who are the individuals who vote all securities included in this filing.

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